Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Assets:
Cash and cash equivalents	$ 121,406	$ 2,559	$ 10,807
Restricted cash and cash equivalents	0	0	14,214
Accounts receivable, net	8,545	8,060	8,739
Inventories	89,496	26,321	36,157
Prepaid expenses and other current assets	16,860	10,626	15,454
Total current assets	236,307	47,566	85,371
Property and equipment, net	54,062	55,274	62,790
Subscriber acquisition costs, net	945,851	790,644	548,073
Deferred financing costs, net	5,434	6,456	4,071
Intangible assets, net	503,146	558,395	703,226
Goodwill	836,129	834,416	841,522
Long-term investments and other assets, net	10,629	10,893	10,533
Total assets	2,591,558	2,303,644	2,255,586
Current Liabilities:
Accounts payable	108,121	52,207	31,324
Accrued payroll and commissions	70,541	38,247	37,979
Accrued expenses and other current liabilities	36,616	35,573	28,862
Deferred revenue	42,621	34,875	33,226
Current portion of capital lease obligations	8,055	7,616	5,549
Total current liabilities	265,954	168,518	136,940
Notes payable, net	2,381,320	2,118,112	1,815,068
Revolving credit facility	0	20,000	20,000
Capital lease obligations, net of current portion	8,534	11,171	10,655
Deferred revenue, net of current portion	52,231	44,782	32,504
Other long-term obligations	11,849	10,530	6,906
Deferred income tax liabilities	8,046	7,524	9,027
Total liabilities	2,727,934	2,380,637	2,031,100
Commitments and contingencies
Stockholders' (deficit) equity:
Common stock	0	0
Additional paid-in capital	700,276	627,645	636,724
Accumulated deficit	(807,197)	(672,382)	(393,275)
Accumulated other comprehensive loss	(29,455)	(32,256)	(18,963)
Total stockholders' (deficit) equity	(136,376)	(76,993)	224,486
Total liabilities and stockholders' (deficit) equity	$ 2,591,558	$ 2,303,644	$ 2,255,586